Morgan, Lewis & Bockius LLP
                         1111 Pennsylvania Avenue, N.W.
                              Washington, DC 20004
                                Tel: 202-739-3000
                                Fax: 202-739-3001
                               www.morganlewis.com



September 5, 2002

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

RE: Croft Funds Corporation - Income and Value Funds (File Nos. 33-81926 and 811-08652)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended ( the "1933 Act"), the prospectus dated August 30, 2002 for the Croft-Leominster Income Fund and Croft-Leominster Value Fund and the Statement of Additional Information also dated August 30, 2002 that would have been filed pursuant to Rule 497(c) of the 1933 Act, do not differ from those filed electronically as part of Post-Effective Amendment No. 9 on August 30, 2002.

Please do not hesitate to contact me at (202) 739-5654 should you have any questions.

Very truly yours,

/s/ W. John McGuire

W. John McGuire